OTHER LIABILITIES, Reconciliation of Loans and Borrowings (Details) - USD ($)	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	$ 0
Amount Financed	2,300,052
Cash Repayments	(204,589)	$ 0
Total loans and borrowings ending balance	2,095,463
Seller-financed Properties [Member]
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	0
Amount Financed	2,300,052
Cash Repayments	(204,589)
Total loans and borrowings ending balance	$ 2,095,463